Accrued compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2012
Accrued compensation and benefits [Abstract]
Accrued compensation and benefits	Accrued compensation and benefits expenses consist of the following (in thousands):
	December 31,
	2011	2012
Accrued severance benefits	$1,774	$—
Other accrued compensation and benefits	580	716
	$2,354	$716

Activity related to accrued severance benefits
The following table summarizes the activity related to accrued severance benefits for the year ended December 31, 2012 (in thousands).

Balance at December 31, 2011	$1,544
Net charges paid	(1,544)
Balance at December 31, 2012	$—